Schedule of maturity analysis of operating lease liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Lease Liability
Discount rate at commencement	3.65%
One year
Two years
Total undiscounted cash flows
Total		$ 224,822
Difference between undiscounted cash flows and discounted cash flows